UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Grossman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        May 11, 2009


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $1,870,520 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AUTOMATIC DATA PROCESSIN	COMMON		053015103  166201  4727000 SH		SOLE			0  4540400  186600
AVON PRODS INC			COMMON		054303102   46960  2442000 SH		SOLE			0  2346900   95100
BERKSHIRE HATHAWAY INC B	COMMON		084670207   77511    27486 SH		SOLE			0    26407    1079
COCA COLA CO			COMMON		191216100  161569  3676200 SH		SOLE			0  3532200  144000
DISNEY WALT CO			COM DISNEY	254687106   94841  5222500 SH		SOLE			0  5023953  198547
GENERAL ELEC CO			COMMON		369604103   40503  4006220 SH		SOLE			0  3847720  158500
GOLDMAN SACHS GROUP INC		COMMON		38141G104   69411   654700 SH		SOLE			0   628300   26400
INTERNATIONAL BUSINESS M	COMMON		459200101  205355  2119465 SH		SOLE			0  2035665   83800
JOHNSON & JOHNSON		COMMON		478160104  159183  3026300 SH		SOLE			0  2906300  120000
LOWES COS INC			COMMON		548661107   99901  5474000 SH		SOLE			0  5259700  214300
MICROSOFT CORP			COMMON		594918104  106647  5805500 SH		SOLE			0  5577500  228000
PEPSICO INC			COMMON		713448108  133606  2595300 SH		SOLE			0  2493200  102100
PROCTER & GAMBLE CO		COMMON		742718109  142066  3016900 SH		SOLE			0  2896800  120100
SCHLUMBERGER LTD		COMMON		806857108   69326  1706700 SH		SOLE			0  1640100   66600
3M CO				COMMON		88579Y101   73963  1487600 SH		SOLE			0  1429000   58600
WAL MART STORES INC		COMMON		931142103  168163  3227700 SH		SOLE			0  3102800  124900
WELLS FARGO & CO NEW		COMMON		949746101   55314  3884400 SH		SOLE			0  3732300  152100

